UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2002.

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ X ]; Amendment Number:     4
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      November 20, 2002
              [Signature]            [City, State]           [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 03

Form 13F Information Table Value Total: 45674

List of Other Included Managers: NONE



                                                           FORM 13F INFORMATION
TABLE

                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT OTH      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- --- -------- -------- --------


Celestica                      Comm Stk         15101Q108   4,507   165,100
SH       SOLE              0        0  165,100
Estee Lauder Companies         Comm Stk         518439104   3,043    91,800
SH       SOLE         12,500        0   79,300
Paychex Inc                    Comm Stk         704326107  38,124 1,209,700
SH       SOLE        323,400        0  886,300